FINANCIAL INSTRUMENTS 3 (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 109,495
Restricted cash and investments	71,097
Marketable securities	1,390
First preferred mortgage term notes (7.84% to 8.04%)	191,170
4.5% Convertible Bond	149,963
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	109,495
Restricted cash and investments	71,097
Marketable securities	1,390
First preferred mortgage term notes (7.84% to 8.04%)	0
4.5% Convertible Bond	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash and investments	0
Marketable securities	0
First preferred mortgage term notes (7.84% to 8.04%)	191,170
4.5% Convertible Bond	149,963
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash and investments	0
Marketable securities	0
First preferred mortgage term notes (7.84% to 8.04%)	0
4.5% Convertible Bond	$ 0